UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite

300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 4/30

Date of reporting period: 01/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Core Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—94.31%
Consumer Discretionary—7.33%
Kohl’s Corp.	34,514	$1,597,653
Omnicom Group, Inc.	8,606	467,134
O’Reilly Automotive, Inc. (a)	4,146	384,127
Priceline.com, Inc. (a)	619	424,306
Viacom, Inc.—Class B	7,819	471,877
Weight Watchers International, Inc.	4,163	222,596

		3,567,693

Consumer Staples—1.07%
Herbalife Ltd.	2,719	98,754
Philip Morris International, Inc.	4,765	420,082

		518,836

Energy—11.83%
Alpha Natural Resources, Inc. (a)	199,520	1,767,747
Marathon Petroleum Corp.	10,063	746,775
Murphy Oil Corp.	17,248	1,026,601
Noble Corp.	38,159	1,545,439
Tesoro Corp.	13,684	666,274

		5,752,836

Financials—37.85%
Aflac, Inc.	4,995	265,035
Allstate Corp. / The	11,800	518,020
American Express Co.	7,078	416,257
Bank of America Corp.	688,522	7,794,069
Capital One Financial Corp.	6,731	379,090
CBOE Holdings, Inc.	15,085	511,080
Citigroup, Inc.	26,882	1,133,345
Discover Financial Services	12,822	492,237
JPMorgan Chase & Co.	26,398	1,242,026
MetLife, Inc.	65,675	2,452,304
Morgan Stanley	111,267	2,542,451
SLM Corp.	26,878	453,969
Torchmark Corp.	3,775	210,305

		18,410,188

Health Care—10.19%
AbbVie, Inc.	6,474	237,531
Abbott Laboratories	6,474	219,339
Aetna, Inc.	7,904	381,210
AmerisourceBergen Corp.	10,659	483,599
Amgen, Inc.	3,491	298,341
Boston Scientific Corp. (a)	20,192	150,834
Celgene Corp. (a)	3,310	327,558
CIGNA Corp.	6,651	388,019
C. R. Bard, Inc.	2,519	257,114
Express Scripts Holding Co. (a)	2,804	149,790
Humana, Inc.	6,710	498,956
Laboratory Corporation of America Holdings (a)	4,462	399,349
Life Technologies Corp. (a)	6,421	415,374
McKesson Corp.	4,382	461,118
Mylan, Inc. (a)	10,221	288,948

		4,957,080

Industrials—5.99%
Delta Air Lines, Inc. (a)	36,655	509,138
Dun & Bradstreet Corp. / The	2,380	194,065
Spirit AeroSystems Holdings, Inc.—Class A (a)	61,538	980,916
Union Pacific Corp.	7,887	1,036,825
URS Corp.	4,644	192,633

		2,913,577

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Investments—continued

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—94.31%—continued
Information Technology—13.05%
Fiserv, Inc. (a)	3,877	$311,362
Hewlett-Packard Co.	130,332	2,151,781
Itron, Inc. (a)	4,524	209,868
Mastercard, Inc.—Class A	592	306,893
Microsoft Corp.	32,531	893,627
Oracle Corp.	34,858	1,237,808
QUALCOMM, Inc.	15,843	1,046,113
Tech Data Corp. (a)	3,693	188,011

		6,345,463

Materials—5.99%
CF Industries Holdings, Inc.	2,125	486,986
Freeport-McMoRan Copper & Gold, Inc.	27,341	963,770
Goldcorp, Inc.	20,638	728,315
Newmont Mining Corp.	17,077	733,628

		2,912,699

Utilities—1.01%
AES Corp. / The	15,539	168,443
Public Service Enterprise Group, Inc.	10,372	323,399

		491,842

TOTAL COMMON STOCKS (Cost $39,913,045)		45,870,214

Exchange-Traded Funds—3.74%
SPDR S&P 500 ETF Trust	12,155	1,819,603

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,801,262)		1,819,603

Money Market Securities—2.08%
Huntington Money Market Fund—Trust Shares, 0.01% (b)	1,011,285	1,011,285

TOTAL MONEY MARKET SECURITIES (Cost $1,011,285)		1,011,285

	Outstanding Contracts
Put Options Purchased—0.07%
Morgan Stanley, Put @ $21.00, Expiring March 2013 (c)	1,100	35,200

TOTAL PUT OPTIONS PURCHASED (Cost $40,664)		35,200

TOTAL INVESTMENTS (Cost $42,766,256)—100.20%		$48,736,302

TOTAL WRITTEN CALL OPTIONS (Premiums Received $93,478)—(0.18)%		$(86,900)

Liabilities in excess of other assets—(0.02)%		(12,014)

TOTAL NET ASSETS—100.00%		$48,637,388

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at January 31, 2013.
(c) The put contract has a multiplier of 100 shares.

Tax related: At January 31, 2012, the net unrealized appreciation (depreciation) of investments, including written options for tax purposes was as follows:
Unrealized appreciation	$8,415,476
Unrealized depreciation	(2,479,920)

Net unrealized appreciation	$5,935,556

Aggregate cost of securities for income tax purposes	$42,713,846

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Written Options

January 31, 2013

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options—(0.18)%
Financials—(0.18)%
Morgan Stanley/ March 2013/ Strike $23.00 (a)	(1,100)	$(86,900)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $93,478)—(0.18)%		$(86,900)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

January 31, 2013

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options—The Fund may use options for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy or sell put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.

The Fund will sell options to the extent that it (i) owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index, or (ii) does not own the underlying security or portfolio of securities, but maintains a segregated account with its custodian consisting of government securities or high quality liquid debt obligations equal to the market value of the option. Securities held in the segregated account will be marked to market daily to reflect the Fund’s current obligations with respect to outstanding options. When the Fund writes options, it may be subject to margin requirements imposed by the broker and, therefore, may be required to segregate additional securities in a separate account with its custodian and pledge the securities deposited in such account to the broker.

Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. If the security appreciates to a price higher than the exercise price of the call option, the option holder most likely will exercise the option and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. If the security depreciates to a price lower than the exercise price of the put option, the put option most likely will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration. Risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

Toreador Large Cap Fund

Notes to the Financial Statements—continued

January 31, 2013

(Unaudited)

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Toreador Large Cap Fund

Notes to the Financial Statements—continued

January 31, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks*	$45,870,214	$—	$—	$45,870,214
Exchange-Traded Funds	1,819,603	—	—	1,819,603
Money Market Securities	1,011,285	—	—	1,011,285
Put Options Purchased	35,200	—	—	35,200

Total	$48,736,302	$—	$—	$48,736,302

*	Refer to the Schedule of Investments for industry classifications

Toreador Large Cap Fund

Notes to the Financial Statements—continued

January 31, 2013

(Unaudited)

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options Contracts	$(86,900)	$—	$—	$ (86,900)

Total	$(86,900)	$—	$—	$ (86,900)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Derivative Transactions —Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations under change in unrealized appreciation (depreciation) on options contracts, respectively. There were no realized gains or losses on written call options during the fiscal year ended January 31, 2013.

Written Call Options	Written Call Options at fair value	$86,900
Written Call Options	Unrealized appreciation on Options Contracts	$6,578

For the period ended January 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Written Call Options	Net realized and unrealized gain (loss) on options contracts	$—	$6,578

Transactions in written options by the Fund during the period ended January 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2012	—	$—
Options written	1,100	93,478
Options terminated in closing purchase transactions	—	—

Options outstanding at January 31, 2013	1,100	$93,478

Toreador Large Cap Fund

Notes to the Financial Statements—continued

January 31, 2013

(Unaudited)

Call options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option.

Please see the chart below for information regarding call options purchased for the Fund.

Put Options Purchased	Investment in Securities, at fair value	$35,200

For the period ended January 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	1,100	—	$—	$(5,464)

Martin Focused Value Fund

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—8.09%
Consumer Discretionary—2.24%
Wal-Mart Stores, Inc.	3,965	$277,352

Healthcare—1.18%
Stryker Corp.	2,325	145,661

Industrials—4.67%
Gentex Corp.	30,175	577,248

TOTAL COMMON STOCKS (Cost $881,429)		1,000,261

	Principal Amount
U.S. Government Securities—78.96%
U.S. Treasury Bill 0.000%, 09/19/2013	$700,000	699,542
U.S. Treasury Note, 1.375%, 02/15/2013	7,300,000	7,304,562
U.S. Treasury Note, 1.375%, 03/15/2013	1,750,000	1,752,872

TOTAL U.S. GOVERNMENT SECURITIES (Cost $9,755,552)		9,756,976

	Shares
Money Market Securities—12.07%
Fidelity Institutional Government Portfolio—Class I, 0.01% (a)	1,491,117	$1,491,117

TOTAL MONEY MARKET SECURITIES (Cost $1,491,117)		1,491,117

	Outstanding Contracts
Put Options Purchased—0.39%
Standard & Poor’s 500 Index, Put @ $1000, Expiring December 2013 (b)	62	48,050

TOTAL PUT OPTIONS PURCHASED (Cost $244,979)		48,050

TOTAL INVESTMENTS (Cost $12,373,077)—99.51%		$12,296,404

Other assets less liabilities—0.49%		60,890

TOTAL NET ASSETS—100.00%		$12,357,294

(a)	Variable rate security; the money market rate shown represents the rate at January 31, 2013.
(b)	Each put contract has a multiplier of 100 shares.

Tax related At January 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$120,256
Gross unrealized (depreciation)	(196,929)

Net unrealized appreciation (depreciation)	$(76,673)

Aggregate cost of securities for income tax purposes	$12,373,077

See accompanying notes which are an integral part of the financial statements.

Martin Focused Value Fund

Related Notes to the Schedule of Investments

January 31, 2013

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options—The Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale

Martin Focused Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2013

(Unaudited)

price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Martin Focused Value Fund

Related Notes to the Schedule of Investments—continued

January 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,000,261	$—	$—	$1,000,261
U.S. Government Securities	—	9,756,976	—	9,756,976
Money Market Securities	1,491,117		—	1,491,117
Put Options Purchased	48,050	—	—	48,050

Total	$2,539,428	$9,756,976	$—	$12,296,404

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the fiscal period ended January 31, 2013, the Fund had no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Derivative Transactions—Call options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option.

Please see the chart below for information regarding call options purchased for the Fund.

At January 31, 2013:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Put Options Purchased	Investment in Securities, at fair value	$48,050

For the period ended January 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	164	164	$205,821	$—
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	62	—	$—	$(196,929)

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of March 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/27/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 3/27/2013